Parent Company - Additional Information (Detail) - IFRS9 [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of condensed financial information of parent company [line items]
Loss on opening retained earnings, net of tax	€ 151
Loss allowance		€ 0
Gain on other comprehensive income	€ 53